Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000017775
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	$ 10,000		$ 10,538	$ 14,242	$ 11,819	$ 15,698	$ 19,870	$ 19,720	$ 14,080	$ 16,697	$ 17,468	$ 20,842
C000017776
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,505	14,170	11,734	15,537	19,617	19,421	13,825	16,364	17,077	20,315
C000017777
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,524	14,199	11,772	15,605	19,719	19,541	13,925	16,496	17,225	20,521
C000017802
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,312	10,735	10,697	11,748	12,758	12,702	10,906	11,542	11,716	12,647
C000017803
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,286	10,682	10,617	11,631	12,600	12,513	10,716	11,315	11,455	12,335
C000017804
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,298	10,704	10,648	11,677	12,663	12,588	10,792	11,405	11,559	12,459
C000017861
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,009	13,404	13,729	18,240	25,657	31,096	19,401	29,026	38,312	43,366
C000017862
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		9,985	13,337	13,627	18,058	25,338	30,629	19,065	28,450	37,456	42,292
C000017863
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		9,994	13,365	13,668	18,132	25,463	30,815	19,205	28,679	37,801	42,722
C000017864
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,035	10,124	10,307	10,526	10,572	10,551	10,703	11,244	11,818	12,308
C000017865
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,011	10,075	10,231	10,423	10,443	10,396	10,519	11,024	11,557	12,007
C000017866
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,020	10,093	10,261	10,464	10,493	10,457	10,591	11,110	11,660	12,125
C000017807
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,476	11,226	10,955	12,286	13,477	14,017	12,259	13,249	13,807	15,114
C000017808
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,453	11,178	10,886	12,163	13,321	13,812	12,059	13,003	13,504	14,753
C000017809
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,633	11,804	11,302	13,104	14,587	15,708	13,566	15,033	15,955	17,830
C000017810
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,609	11,738	11,221	12,971	14,403	15,472	13,331	14,733	15,592	17,385
C000017814
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,747	12,351	11,619	13,925	15,887	17,662	14,982	17,069	18,484	21,065
C000017815
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,711	12,288	11,536	13,776	15,684	17,395	14,728	16,730	18,062	20,548
C000017816
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,843	12,951	11,927	14,794	17,310	19,884	16,363	19,227	21,360	24,759
C000017817
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,814	12,886	11,841	14,650	17,082	19,594	16,073	18,854	20,890	24,156
C000017787
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		12,296	13,873	12,041	14,901	15,832	20,092	17,556	20,809	21,844	22,242
C000017788
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		12,265	13,803	11,951	14,752	15,635	19,791	17,251	20,397	21,358	21,693
C000017789
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		12,278	13,831	11,987	14,812	15,714	19,911	17,372	20,561	21,551	21,911
C000069948
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,600	13,867	11,043	13,616	14,857	16,961	13,997	15,914	16,441	22,407
C000069949
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,583	13,805	10,966	13,492	14,678	16,712	13,754	15,613	16,095	21,864
C000017830
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,699	12,319	11,856	14,582	17,166	19,573	16,231	19,169	21,826	24,590
C000017831
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,674	12,259	11,768	14,441	16,961	19,289	15,951	18,802	21,348	23,990
C000017832
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,683	12,280	11,804	14,501	17,043	19,405	16,055	18,941	21,531	24,226
C000017772
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,734	12,781	12,770	16,721	18,605	23,150	21,974	23,657	25,695	27,708
C000017773
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,706	12,719	12,674	16,558	18,375	22,804	21,594	23,188	25,128	27,023
C000017774
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,715	12,742	12,711	16,622	18,464	22,938	21,742	23,371	25,349	27,289
C000017769
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,540	13,203	12,458	16,585	21,841	25,048	17,998	21,238	25,012	26,302
C000017770
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,516	13,138	12,363	16,422	21,576	24,680	17,687	20,823	24,457	25,655
C000030922
Account Value [Line Items]
Line Graph and Table Measure Name		Class D
Accumulated Value	10,000		10,529	13,176	12,417	16,516	21,734	24,894	17,871	21,066	24,783	26,041
C000017771
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,525	13,165	12,403	16,486	21,683	24,822	17,810	20,987	24,672	25,920
C000017793
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,017	13,756	13,804	18,336	28,750	33,686	20,592	31,560	41,116	46,887
C000017794
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		9,987	13,681	13,697	18,147	28,378	33,177	20,230	30,925	40,201	45,716
C000017795
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		9,999	13,710	13,741	18,215	28,525	33,374	20,364	31,180	40,565	46,186
C000017799
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		11,927	13,745	12,223	15,345	17,197	20,971	17,812	20,923	23,380	24,617
C000017800
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		11,897	13,677	12,132	15,192	16,983	20,658	17,502	20,509	22,859	24,007
C000017801
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		11,909	13,704	12,169	15,253	17,068	20,783	17,626	20,673	23,066	24,249
C000017784
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,621	13,493	13,568	17,215	23,127	25,440	19,599	21,933	25,197	26,213
C000017785
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,605	13,434	13,472	17,043	22,845	25,071	19,279	21,505	24,650	25,570
C000017786
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,616	13,454	13,511	17,116	22,960	25,225	19,407	21,681	24,878	25,825
C000017796
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,235	10,569	10,550	11,461	12,288	12,051	10,473	11,017	11,115	11,897
C000017797
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,214	10,517	10,469	11,342	12,138	11,868	10,288	10,805	10,875	11,615
C000017798
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,219	10,537	10,502	11,385	12,193	11,940	10,358	10,881	10,961	11,730
C000075817
Account Value [Line Items]
Line Graph and Table Measure Name		Class G
Accumulated Value	10,000		10,209	10,508	10,457	11,329	12,110	11,836	10,258	10,761	10,827	11,562
C000017811
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		12,043	13,964	12,386	15,599	17,689	22,004	19,087	22,157	25,169	26,979
C000017812
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		12,014	13,891	12,293	15,435	17,466	21,669	18,758	21,715	24,617	26,306
C000017813
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		12,026	13,926	12,332	15,511	17,561	21,816	18,892	21,898	24,839	26,577
C000075818
Account Value [Line Items]
Line Graph and Table Measure Name		Class G
Accumulated Value	10,000		12,008	13,882	12,276	15,412	17,426	21,609	18,691	21,636	24,509	26,180
C000017827
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,134	12,657	10,897	13,287	14,329	15,866	13,569	16,002	16,533	21,663
C000017828
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,100	12,585	10,813	13,144	14,139	15,621	13,334	15,685	16,156	21,116
C000017829
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,108	12,613	10,840	13,200	14,218	15,717	13,422	15,805	16,308	21,328
C000075820
Account Value [Line Items]
Line Graph and Table Measure Name		Class G
Accumulated Value	10,000		10,097	12,575	10,799	13,129	14,116	15,577	13,293	15,630	16,086	21,026
C000017839
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		12,128	13,907	12,382	15,554	18,606	21,308	16,997	19,853	22,094	24,890
C000017840
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		12,096	13,837	12,290	15,400	18,379	20,994	16,704	19,461	21,601	24,266
C000017841
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		12,109	13,864	12,328	15,460	18,466	21,109	16,818	19,617	21,782	24,502
C000075821
Account Value [Line Items]
Line Graph and Table Measure Name		Class G
Accumulated Value	10,000		12,092	13,821	12,273	15,366	18,325	20,926	16,644	19,384	21,492	24,150
C000017818
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		11,167	13,572	12,948	16,981	20,055	25,742	21,032	26,488	33,023	38,831
C000017819
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		11,138	13,503	12,851	16,809	19,805	25,358	20,665	25,961	32,287	37,867
C000075819
Account Value [Line Items]
Line Graph and Table Measure Name		Class D
Accumulated Value	10,000		11,154	13,542	12,907	16,912	19,953	25,586	20,883	26,270	32,725	38,439
C000017820
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		11,150	13,531	12,892	16,879	19,906	25,514	20,812	26,169	32,579	38,251
C000150812
Account Value [Line Items]
Line Graph and Table Measure Name		Class G
Accumulated Value	10,000		11,132	13,490	12,830	16,777	19,753	25,283	20,594	25,856	32,143	37,677
C000017824
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,920	12,279	11,595	13,956	15,319	17,497	15,811	17,456	18,814	20,906
C000017825
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,892	12,218	11,508	13,817	15,128	17,236	15,535	17,109	18,396	20,388
C000017826
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,903	12,242	11,543	13,873	15,204	17,340	15,645	17,247	18,562	20,593
C000030927
Account Value [Line Items]
Line Graph and Table Measure Name		Class F
Accumulated Value	10,000		10,897	12,230	11,525	13,845	15,166	17,288	15,590	17,178	18,478	20,490
C000017790
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		11,439	13,498	12,141	15,800	16,425	20,621	19,388	20,968	23,466	26,585
C000017791
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		11,410	13,415	12,042	15,635	16,207	20,307	19,044	20,540	22,934	25,915
C000124380
Account Value [Line Items]
Line Graph and Table Measure Name		Class D
Accumulated Value	10,000		11,423	13,458	12,103	15,729	16,335	20,488	19,254	20,795	23,247	26,311
C000017792
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		11,420	13,453	12,080	15,705	16,293	20,432	19,186	20,716	23,143	26,178
C000017867
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		11,868	13,738	12,817	16,621	20,793	24,622	19,907	22,998	25,090	23,943
C000017868
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		11,839	13,673	12,718	16,458	20,533	24,252	19,566	22,540	24,527	23,363
C000017869
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		11,854	13,705	12,761	16,524	20,649	24,408	19,707	22,731	24,754	23,604
C000017848
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,176	13,621	13,493	17,675	24,206	29,101	17,326	25,436	33,145	38,349
C000017849
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,153	13,552	13,396	17,493	23,903	28,672	17,012	24,928	32,403	37,410
C000017850
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,161	13,581	13,438	17,563	24,024	28,847	17,142	25,140	32,693	37,775
C000017851
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		11,174	13,731	12,832	17,087	21,246	23,724	18,468	22,451	25,476	28,099
C000017852
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		11,148	13,660	12,734	16,916	20,983	23,366	18,145	22,005	24,909	27,399
C000017853
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		11,155	13,686	12,774	16,976	21,084	23,506	18,268	22,182	25,121	27,677
C000150813
Account Value [Line Items]
Line Graph and Table Measure Name		Class G
Accumulated Value	10,000		11,114	13,610	12,679	16,832	20,872	23,239	18,034	21,865	24,722	27,203
C000069951
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		14,426	14,338	10,232	11,519	14,006	16,642	18,013	17,384	16,980	23,226
C000069952
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		14,374	14,267	10,151	11,405	13,820	16,377	17,684	17,040	16,596	22,638
C000017842
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,855	11,749	11,302	12,940	13,835	14,224	11,855	12,974	13,607	14,842
C000017843
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,830	11,689	11,219	12,816	13,663	14,020	11,646	12,719	13,301	14,481
C000017844
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,847	11,714	11,255	12,864	13,735	14,104	11,738	12,829	13,425	14,627
C000017845
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Accumulated Value	10,000		10,128	10,324	10,424	11,053	11,633	11,456	10,424	10,931	11,187	11,978
C000017846
Account Value [Line Items]
Line Graph and Table Measure Name		Class B
Accumulated Value	10,000		10,102	10,271	10,343	10,941	11,478	11,275	10,242	10,713	10,937	11,682
C000017847
Account Value [Line Items]
Line Graph and Table Measure Name		Class E
Accumulated Value	10,000		10,120	10,299	10,382	10,992	11,543	11,358	10,321	10,806	11,042	11,804
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index $22,432
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index $22,432
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index $22,432
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index $30,302
Accumulated Value	10,000		10,786	13,372	12,113	15,335	17,828	21,133	17,252	21,082	24,769	30,302
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index $22,432
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World ex-U.S. Index $22,432
Accumulated Value	10,000		10,450	13,291	11,404	13,857	15,334	16,533	13,887	16,056	16,945	22,432
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index $21,959
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index $21,959
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index $21,959
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index $21,959
Accumulated Value	10,000		10,100	12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index $38,012
Accumulated Value	10,000		11,274	13,656	12,940	16,954	20,495	25,754	20,808	26,209	32,448	38,012
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE/BofA 3-Month U.S. T-Bill Index $12,405
Accumulated Value	10,000		10,033	10,119	10,308	10,543	10,614	10,619	10,773	11,314	11,908	12,405
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE/BofA 3-Month U.S. T-Bill Index $12,405
Accumulated Value	10,000		10,033	10,119	10,308	10,543	10,614	10,619	10,773	11,314	11,908	12,405
Brighthouse Index: ICE/BofA 3-Month U.S. T-Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE/BofA 3-Month U.S. T-Bill Index $12,405
Accumulated Value	10,000		10,033	10,119	10,308	10,543	10,614	10,619	10,773	11,314	11,908	12,405
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Conservative Portfolio Index $13,264
Accumulated Value	10,000		10,301	10,891	10,824	11,704	12,646	12,625	10,941	11,700	12,385	13,264
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Conservative Portfolio Index $13,264
Accumulated Value	10,000		10,301	10,891	10,824	11,704	12,646	12,625	10,941	11,700	12,385	13,264
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderately Conservative Portfolio Index $16,491
Accumulated Value	10,000		10,565	11,718	11,349	12,954	14,259	14,938	12,784	14,038	14,942	16,491
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderately Conservative Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderately Conservative Portfolio Index $16,491
Accumulated Value	10,000		10,565	11,718	11,349	12,954	14,259	14,938	12,784	14,038	14,942	16,491
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderate Portfolio Index $20,263
Accumulated Value	10,000		10,767	12,397	11,752	13,938	15,643	17,114	14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderate Portfolio Index $20,263
Accumulated Value	10,000		10,767	12,397	11,752	13,938	15,643	17,114	14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderately Aggressive Portfolio Index $24,436
Accumulated Value	10,000		10,931	13,016	12,062	14,817	16,912	19,288	16,282	18,820	20,935	24,436
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index $11,338
Accumulated Value	10,000		10,209	10,964	10,832	11,573	12,637	12,042	10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones Moderately Aggressive Portfolio Index $24,436
Accumulated Value	10,000		10,931	13,016	12,062	14,817	16,912	19,288	16,282	18,820	20,935	24,436
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index $25,421
Accumulated Value	10,000		12,000	13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index $25,421
Accumulated Value	10,000		12,000	13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index $25,421
Accumulated Value	10,000		12,000	13,601	11,930	15,158	15,910	20,419	17,962	20,246	22,892	25,421
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex-U.S. Small Cap Index $21,693
Accumulated Value	10,000		10,432	13,669	11,199	14,044	15,839	17,604	13,980	15,745	16,180	21,693
Brighthouse Index: MSCI World ex-U.S. Small Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex-U.S. Small Cap Index $21,693
Accumulated Value	10,000		10,432	13,669	11,199	14,044	15,839	17,604	13,980	15,745	16,180	21,693
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value	10,000		10,265	10,628	10,630	11,556	12,424	12,232	10,641	11,229	11,369	12,199
Brighthouse Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index $39,030
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Brighthouse Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index $39,030
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Brighthouse Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index $39,030
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index $32,448
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index $32,448
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index $32,448
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index $32,448
Accumulated Value	10,000		10,733	13,445	12,806	17,348	23,522	26,516	19,431	24,457	29,863	32,448
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index $24,949
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index $24,949
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index $24,949
Accumulated Value	10,000		11,132	13,599	12,334	15,847	21,335	21,939	16,157	19,171	22,077	24,949
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index $27,688
Accumulated Value	10,000		12,074	14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index $27,688
Accumulated Value	10,000		12,074	14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index $27,688
Accumulated Value	10,000		12,074	14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
Brighthouse Index: S&P MidCap 400 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index $27,688
Accumulated Value	10,000		12,074	14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index $39,827
Accumulated Value	10,000		11,196	13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index $27,213
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index $27,213
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index $27,213
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index $27,213
Accumulated Value	10,000		11,734	13,337	12,235	15,482	15,915	19,919	18,418	20,529	23,478	27,213
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index $24,256
Accumulated Value	10,000		13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index $24,256
Accumulated Value	10,000		13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Brighthouse Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index $25,047
Accumulated Value	10,000		12,131	13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index $24,256
Accumulated Value	10,000		13,174	14,207	12,379	15,151	15,853	20,335	17,390	19,937	21,543	24,256
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index $52,906
Accumulated Value	10,000		10,708	13,943	13,732	18,729	25,938	33,096	23,453	33,462	44,623	52,906
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Growth Index $28,332
Accumulated Value	10,000		11,344	13,778	12,533	16,231	22,222	24,781	18,299	22,373	25,135	28,332
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Growth Index $28,332
Accumulated Value	10,000		11,344	13,778	12,533	16,231	22,222	24,781	18,299	22,373	25,135	28,332
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Growth Index $28,332
Accumulated Value	10,000		11,344	13,778	12,533	16,231	22,222	24,781	18,299	22,373	25,135	28,332
Brighthouse Index: MSCI U.S. Small Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI U.S. Small Cap Growth Index $28,332
Accumulated Value	10,000		11,344	13,778	12,533	16,231	22,222	24,781	18,299	22,373	25,135	28,332
Brighthouse Index: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index $28,614
Accumulated Value	10,000		13,228	16,226	14,186	16,626	16,740	20,958	23,122	24,064	22,068	28,614
Brighthouse Index: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global Natural Resources Index $28,614
Accumulated Value	10,000		13,228	16,226	14,186	16,626	16,740	20,958	23,122	24,064	22,068	28,614
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government Bond Index $11,902
Accumulated Value	10,000		10,105	10,220	10,366	10,905	11,530	11,335	10,459	10,909	11,176	11,902
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government Bond Index $11,902
Accumulated Value	10,000		10,105	10,220	10,366	10,905	11,530	11,335	10,459	10,909	11,176	11,902
Brighthouse Index: Bloomberg U.S. Intermediate Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Government Bond Index $11,902
Accumulated Value	$ 10,000		$ 10,105	$ 10,220	$ 10,366	$ 10,905	$ 11,530	$ 11,335	$ 10,459	$ 10,909	$ 11,176	$ 11,902